Recapitalization	12 Months Ended
Dec. 31, 2023
Recapitalization [Abstract]
RECAPITALIZATION

3. RECAPITALIZATION

As discussed in Note 1, on September 11, 2023, the Company consummated the Business Combination, with Legacy Spectral surviving the merger as a wholly-owned subsidiary of the Company.

On the date of the Business Combination, the Company recorded net liabilities of $2.4 million, with an offsetting decrease to additional paid-in capital. The following table provides the elements of the Business Combination and reconciles these elements to the consolidated statements of stockholders’ equity and the consolidated statements of cash flows for the year ended December 31, 2023:

Cash	$660
Other current assets	127
Accounts payable	(860)
Accrued expenses	(277)
Warrant liabilities	(2,024)
Net liabilities assumed in exchange for common stock	(2,374)
Less: Cash	(660)
Non-cash net liabilities assumed in exchange for common stock	$(3,034)

Upon the Closing, the Company issued 33,333 shares of Company Common Stock, with a fair value of $0.2 million, to settle an assumed liability to the Sponsor as a payment for an administrative fee.

The Company recorded transaction costs, consisting of legal, accounting and other professional services incurred by Legacy Spectral related to the Business Combination, of $7.6 million (the “Transaction Costs”), in other income (expense) in the consolidated statement of operations for the year ended December 31, 2023 and no costs were capitalized. As of December 31, 2023, $0.8 million of the Transaction Costs are included accounts payable and $0.5 million are included in accrued expenses. The Company paid $1.9 million of Transaction Costs in cash and issued 966,667 shares of Company Common Stock with a fair value of $4.4 million.

Prior to the Business Combination the Company incurred $0.7 million of transaction costs, included in other income (expense) in the consolidated statement of operations for the year ended December 31, 2023, for professional services incurred by Legacy Spectral that were related to potential business combinations that did not occur.